Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Retail revenues	$ 6,456,593	$ 5,207,572
Wholesale revenues	223,943	389,522
Total revenues	6,680,536	5,597,094
Cost of revenues	(1,587,566)	(1,753,496)
Gross profit	5,092,970	3,843,598
Operating expenses
Payroll and related expenses	5,194,742	3,160,763
Rent expense	2,996,529	1,742,232
General and administrative expenses	2,046,143	2,137,567
Professional fees	1,169,644	799,490
Depreciation and amortization expense	269,087	151,710
Total operating expenses	11,676,145	7,991,762
Loss from operations	(6,583,175)	(4,148,164)
Other income (expense)
Interest expense	(285,661)	(16,073)
Other income	18,111	7,903
Total other expense	(267,550)	(8,170)
Net loss	$ (6,850,725)	$ (4,156,334)
Basic loss per common share	$ (0.26)	$ (0.23)
Basic weighted average common shares outstanding	26,536,767	18,064,196